Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31, 2014	December 31, 2013
At cost:
Furniture, fixtures and equipment	-	$6,125
Computer software	-	20,349
	-	26,474
Less: accumulated depreciation	-	(23,593)
Net book value	$-	$2,881

Property and equipment were not exist and therefore been written off for the year ended December 31, 2014.